Cover Cover	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	JELD-WEN HOLDING, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38000
Entity Tax Identification Number	93-1273278
Entity Address, Street Address	2645 Silver Crescent Drive
Entity Address, City	Charlotte
Entity Address, State	NC
Entity Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	378-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $0.01 per share)
Trading Symbol	JELD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001674335
Amendment Flag	false